Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Beginning balance		R$ 304,645	R$ 231,596
Currency translation adjustment of foreign subsidiaries	R$ 0	(269,482)	97,113
Effect of foreign currency exchange rate variation on notes in the foreign market	0	80,057	(36,461)
IRPJ and CSLL on foreign currency exchange rate variation on notes in the foreign market	0	(27,219)	12,397
Reclassification to income due to sale of investment	0	(88,001)	0
Ending Balance	R$ 0	R$ 0	R$ 304,645